CONSOLDIATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net loss	$ 545,581	$ (2,186,112)	$ (6,197,455)	$ (1,022,092)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	10,090	1,229	26,442	4,734
Non-cash stock compensation expense	13,226	$ 1,436,781	1,778,223	$ 76,558
Share based consulting services	25,000		258,333
Warrant Liability	(2,346,151)	$ (41,937)	(720,834)
Changes in assets and liabilities
Prepaid Expenses	53,260	9,621	$ (46,638)	$ (21,811)
Other Current Assets				3,577
Accounts Payable	(51,459)	49,787	$ 209,043	(40,926)
Accrued Liabilities and Other Current Liabilities	(14,282)	(168,397)	(139,721)	177,986
Net cash used in operating activities	(1,764,735)	(899,028)	(4,832,607)	(821,974)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(10,514)	(15,316)	(67,109)	(2,581)
Net cash used in investing activities	(10,514)	(15,316)	(67,109)	(2,581)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of notes payable	$ (8,459)	(156,187)	(174,953)	(12,245)
Proceeds from issuance of common stock and warrants		8,303,225	8,303,607	836,800
Net cash provided by financing activities	$ (8,459)	8,147,038	8,128,654	$ 824,555
NET INCREASE IN CASH	(1,783,708)	$ 7,232,694	$ 3,228,938
CASH, BEGINNING OF YEAR	3,228,938
CASH, END OF THE YEAR	$ 1,445,230	$ 7,232,694	$ 3,228,938